Annual Operating Expenses - SelectPortfoliosGroup10-UtilitiesSector-PRO - SelectPortfoliosGroup10-UtilitiesSector-PRO - Select Utilities Portfolio - Select Utilities Portfolio	Apr. 29, 2024
Operating Expenses:
Management fee	0.68%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.69%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.